Additional Information to the Items of Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Additional Information To Items Of Profit Or Loss [Abstract]
Schedule of information to the items of profit or loss
		Year ended December 31,
		2021	2020	2019
a.	Research and development expenses:
	Wages and related expenses	$357	$322	$435
	Share-based payment	27	69	165
	Regulatory, professional and other expenses	934	119	437
	Research and preclinical studies	165	139	277
	Clinical studies	172	-	240
	Chemistry and formulations	335	-	85

		1,990	649	1,639

b.	General and administrative expenses:
	Wages and related expenses	256	237	382
	Share-based payment	16	22	388
	Professional and directors’ fees	2,417	1,283	1,065
	Business development expenses	5	58	387
	Regulatory expenses	165	98	112
	Office maintenance, rent and other expenses	135	182	72
	Investor relations and business expenses	784	22	63

		3,778	1,902	2,469

c.	Other expenses:
	Impairment of investment in associate	-	742	-
		-	742	-

d.	Finance income:
	Net change in fair value of financial liabilities designated at fair value through profit or loss	-	(630)	(292)
	Exchange rate differences, net	-	-	(2)
	Finance income from the convertible loan	-	-	(11)

		-	(630)	(305)

e.	Finance expenses:
	Finance expenses due to the convertible debentures	-	-	536
	Issue expenses related to convertible component and warrants	6	835	108
	Exchange rate differences, net	3	12	-
	Interest expense in respect of leases	4	7	19
	Finance expenses from interest and commissions	8	18	13

		$21	$872	$676